Schedule of Fair Value Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Biological Assets	₪ 5,566	₪ 3,153	₪ 1,145
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets	₪ 5,566	₪ 3,153